Borrowed Funds (Details Textual) (USD $)	12 Months Ended					12 Months Ended		1 Months Ended	12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended							12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Secured Debt [Member]	Dec. 31, 2012 Trust II Preferred Securities [Member]	Dec. 31, 2012 Trust III Preferred Securities [Member]	Dec. 31, 2012 Trust IV Preferred Securities [Member]	Jul. 23, 2008 ESB Capital Trust II (Trust II) [Member]	Dec. 31, 2012 ESB Capital Trust II (Trust II) [Member]	Dec. 31, 2008 ESB Capital Trust II (Trust II) [Member]	Apr. 10, 2003 ESB Capital Trust II (Trust II) [Member]	Dec. 31, 2012 ESB Capital Trust IV (Trust IV) [Member]	Feb. 10, 2005 ESB Capital Trust IV (Trust IV) [Member]	Dec. 31, 2012 ESB Statutory Trust (Trust III) [Member]	Dec. 17, 2003 ESB Statutory Trust (Trust III) [Member]	Dec. 31, 2012 Structured advances [Member]	Dec. 31, 2012 Repurchase agreements [Member]	Dec. 31, 2011 Repurchase agreements [Member]	Dec. 31, 2012 Variable rate [Member] ESB Capital Trust II (Trust II) [Member]	Apr. 10, 2003 Variable rate [Member] ESB Capital Trust II (Trust II) [Member]	Dec. 31, 2012 Variable rate [Member] ESB Statutory Trust (Trust III) [Member]	Dec. 17, 2003 Variable rate [Member] ESB Statutory Trust (Trust III) [Member]	Dec. 31, 2012 Structured REPOs [Member]	Dec. 31, 2011 Structured REPOs [Member]	Dec. 31, 2012 Citigroup [Member]	Dec. 31, 2011 Citigroup [Member]	Dec. 31, 2012 Barclays Capital [Member]	Dec. 31, 2011 Barclays Capital [Member]	Dec. 31, 2012 Credit Suisse [Member]	Dec. 31, 2011 Credit Suisse [Member]	Dec. 31, 2012 PNC Bank [Member]	Dec. 31, 2011 PNC Bank [Member]	Dec. 31, 2012 Morgan Stanley [Member]	Dec. 31, 2011 Morgan Stanley [Member]	Jul. 23, 2008 First Tennessee Loan [Member]	Dec. 31, 2012 WesBanco Loan [Member]
Borrowed Funds (Textual) [Abstract]
FHLB advances	$ 213,232,000	$ 207,355,000														$ 213,200,000	$ 268,000,000	$ 343,000,000
Structured REPO's																	268,000,000
Period of fixed interest rate																	5 years
Debt instrument variable rates basis																50.0 million in structured advances with imbedded caps at various strike rates based on the 3 month LIBOR rate.
Repurchase agreements with flexible interest rates																							30,000,000
REPO interest rate term																							3.75% based on the 3 month LIBOR rate
Repurchase agreements with fixed interest rate																							25,000,000
Securities available for sale; cost	1,065,447,000	1,091,497,000																					297,800,000	375,000,000
REPO's with other banks																									115,000,000	145,000,000	40,000,000	70,000,000	83,000,000	93,000,000	0	5,000,000	30,000,000	30,000,000
Risk related to repurchase agreement amount																									14,400,000		3,900,000		14,100,000				4,200,000
Weighted average maturity																									17 months		42 months		22 months				13 months
Preferred securities									5,000,000					5,100,000
Preferred securities													35,000,000							10,000,000		5,000,000
Liquidation preference per share											$ 1,000				$ 1,000
Redeemed preferred securities								5,000,000	5,100,000
Purchase of common securities									310,000			1,100,000		155,000
Proceeds from bank loan				10,000,000
Proceeds from bank loan								14,000,000	10,000,000
Loans Payable										9,000,000
Interest rate										5.55%
Subordinated debt												36,100,000							10,300,000		5,200,000
Maturity date of subordinated debt									Apr. 24, 2033			Feb. 10, 2035		Dec. 17, 2033
Preferred securities fixed interest rate												6.03% for six years
Preferred securities variable interest rate									LIBOR plus 3.25%			Three month LIBOR plus 1.82%		LIBOR Index plus 2.95%
Maturity year of preferred securities												30 years
Maturity date of subordinated debt start date range									Apr. 24, 2008			Feb. 10, 2011		Dec. 17, 2008
Maturity date of subordinated debt end date range									Apr. 24, 2033			Feb. 10, 2035		Dec. 17, 2033
Fixed interest rate							6.03%																												6.30%	3.75%
Unamortized deferred debt issuance costs	0
Preferred securities interest rate					3.25%	2.95%	1.82%
Maturity of redemption of subordinated debt						90 days	90 days
Borrowed Funds (Additional Textual) [Abstract]
Notional amount of imbedded caps	50,000,000
Market value of the securities	318,900,000	402,100,000
Repurchase agreements, maturities	Greater than 90 days	Greater than 90 days
Average borrowings under REPO	305,500,000	356,800,000	359,700,000
Maximum month-end outstanding amount	343,000,000	368,000,000	363,000,000
Subordinated debt redemption description	The Company may redeem in whole, but not in part, the subordinated debt at any time within 90 days following the occurrence of such event
Maximum burrowing capacity	338,100,000
Maximum burrowing capacity, available for use	94,200,000
LIBOR Rate	3 months
Structured advances with imbedded caps		$ 50,000,000
Strike rate of imbedded caps	3.75%
Interest rate on structured REPO's with imbedded caps	less than zero
Preferred securities maturity period	Six years